UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31
Date of reporting period:	10/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Massachusetts Municipal Money Market Fund
Statement of Investments
October 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments --101.2%	Amount ($)		Value ($)

Acushnet, GO Notes, BAN 3.44%, 12/1/2005	600,000		600,340
Blackstone, GO Notes, BAN
2.93%, 11/10/2005	600,000		600,051
Blackstone Valley Vocational Regional School District
GO Notes, BAN 3.94%, 6/30/2006	1,082,000		1,089,987
Cohasset, GO Notes, BAN 3.42%, 11/10/2005	464,200		464,278
Grafton, GO Notes, BAN 3.95%, 10/12/2006	2,774,903		2,799,846
Hopkinton, GO Notes, SAAN
3.42%, 2/8/2006	1,347,456		1,350,131
Koch Certificates of Trust, Revenue
2.80% (Insured; AMBAC and Liquidity Facility;
State Street Bank and Trust Co.)	1,711,000	a	1,711,000
Massachusetts:
CP 2.70%, 12/8/2005 (Liquidity Facility;
Bank of Nova Scotia)	500,000		500,000
GO Notes:
2.67% (Liquidity Facility; Citibank)	3,000,000	a	3,000,000
5.17%, 11/1/2005	150,000		150,000
Massachusetts Development Finance Agency:
Assitsted Living Facilities Revenue
(Whalers Cove Project) 2.74% (LOC; Wachovia Bank)	1,000,000	a	1,000,000
College and University Revenue:
(Boston University) 2.73% (Insured; XLCA and
Liquidity Facility; Societe Generale)	2,200,000	a	2,200,000
(Suffolk University) 2.77% (Insured; Radian Bank
and Liquidity Facility: Bank of America
and State Street Bank and Trust Co.)	9,900,000	a	9,900,000
(The Rivers School Issue)
2.61% (LOC; Citizens Bank of Massachusetts)	400,000	a	400,000
(Wentworth Institute of Technology)
2.77% (Insured; Radian Bank and
Liquidity Facility; Bank of America)	11,800,000	a	11,800,000
CP, Electric Revenue (Nantucket Electric Co.):
2.65%, 11/15/2005	4,800,000		4,800,000
2.65%, 11/15/2005	1,425,000		1,425,000
2.77%, 12/8/2005	5,200,000		5,200,000
2.90%, 1/19/2006	1,215,000		1,215,000
Industrial Revenue:
(Catania-Spagna) 2.80% (LOC; Lloyds TSB Bank)	2,925,000	a	2,925,000
(ECM Plastics Issue) 2.80% (LOC; PNC Bank)	2,790,000	a	2,790,000
(FIBA Technologies) 2.78% (LOC; Comerica Bank)	2,000,000	a	2,000,000
MFHR:
(Archstone Readstone)
2.74% (LOC: PNC Bank)	5,400,000	a	5,400,000
(Georgetown Village Apartments)
2.77% (Insured; FNMA)	5,625,000	a	5,625,000
(Midway Studios Project)
2.78% (LOC: Bank of America and
Citizen's Bank of Massachusetts)	5,000,000	a	5,000,000
Revenues:
(Alliance of Massachusetts Inc. Project)
2.75% (LOC; PNC Bank)	3,600,000	a	3,600,000
(Brandon Residential Treatment Center)
2.75% (LOC; Suntrust Bank)	2,085,000	a	2,085,000
(Fessenden School)
2.74% (LOC; Bank of America)	4,000,000	a	4,000,000
(Lesley University)
2.74% (LOC; Bank of America)	3,000,000	a	3,000,000
(Suffolk University Series)
2.77% (Insured; Assured Guaranty and Liquidity
Facility; Citizens Bank Of Massachusetts)	7,500,000	a	7,500,000

Massachusetts Health and Educational Facilities
Authority:
College and University Revenue
(Massachusetts Institute of Technology) 2.66%		6,000,000	a	6,000,000
CP (Harvard University):
2.75%, 11/3/2005		2,000,000		2,000,000
2.75%, 12/8/2005		2,000,000		2,000,000
Revenue
(Cape Cod Healthcare Inc.) 2.76% (Insured; Assured
Guaranty and Liquidity Facility; Bank of America)		5,000,000	a	5,000,000
Massachusetts Housing Finance Agency,
Housing Revenue (Putters Program):
2.75% (Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)		3,200,000	a	3,200,000
2.75% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)		2,405,000	a	2,405,000
Massachusetts Industrial Finance Agency,
Industrial Revenue:
(Barker Steel Co. Issue)
2.99% (LOC; Citizen's Bank of Massachusetts)		1,100,000	a	1,100,000
(Hi-Tech Mold and Tool, Inc. Issue)
2.77% (LOC; Suntrust Bank)		1,000,000	a	1,000,000
(Peterson American Corp. Project)
2.87% (LOC; Bank One)		800,000	a	800,000
Massachusetts Port Authority, Special Facilities Revenue:
2.77% (Insured; AMBAC and
Liquidity Facility; Citibank)		2,500,000	a	2,500,000
(Putters Program) 2.77% (Insured; AMBAC and
Liquidity Facility; JPMorgan Chase Bank)		4,000,000	a	4,000,000
Millbury, GO Notes, BAN 3.18%, 1/20/2006		2,100,000		2,102,502
Milton, GO Notes, BAN 3.20%, 1/20/2006		6,620,000		6,627,165
Nahant, GO Notes, BAN 2.96%, 11/17/2005		2,100,000		2,100,723
Nashoba Valley Technical High School District,
GO Notes, BAN 3.95%, 8/11/2006		760,000		766,299
Newburyport, GO Notes, BAN 3.96%, 4/28/2006		1,000,000		1,005,475
North Adams, GO Notes, BAN 3.50%, 2/24/2006		5,000,000		5,009,207
North Brookfield, GO Notes, BAN 3.71%, 4/19/2006		2,993,151		3,004,906
Pembroke, GO Notes, BAN 3.95%, 8/3/2006		2,303,315		2,322,369
Quincy, GO Notes, BAN 3.95%, 8/4/2006		5,822,666		5,863,037
Roaring Fork Municipal Products LLC, GO Notes
2.74% (Insured; MBIA and Liquidity
Facility; Bank of New York)		1,000,000	a	1,000,000
Salem, GO Notes, BAN 3.44%, 1/12/2006		3,700,000		3,704,922
Waltham, GO Notes, BAN 2.95%, 11/15/2005		1,000,000		1,000,075
Weymouth, GO Notes 4.48%
3/1/2006 (Insured; AMBAC)		805,000		810,191
Woburn, GO Notes, BAN 4.44%, 10/6/2006		2,000,000		2,026,133

Total Investments (cost $161,478,637)		101.2%		161,478,637

Liabilities, Less Cash and Receivables		(1.2%)		(1,881,892)

Net Assets		100.0%		159,596,745

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody's or	Standard & Poor's	Value (%)*

F1+, F1	MIG1, MIG1, P1	SP1+, SP1, A1+, A1	92.3
AAA, AA, A b	Aaa, Aa, A b	AAA, AA, A b	2.0
Not Rated c	Not Rated c	Not Rated c	5.7
100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate - subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)